Document and Entity Information	Sep. 29, 2026
Details
Registrant CIK	0001391135
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	LFTD PARTNERS INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-52520
Entity Tax Identification Number	87-0479286
Entity Address, Address Line One	14155 Pine Island Drive
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32224
City Area Code	847
Local Phone Number	915-2446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false